Property, Plant and Equipment, Net (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Accumulated depreciation, Beginning balance	$ (80,277)	$ (83,902)
Accumulated depreciation, Depreciation expense	(18,247)	(19,318)
Accumulated depreciation, Eliminated on disposals		22,943
Accumulated depreciation, Ending balance	(98,524)	(80,277)
Molds [Member]
Statement Line Items [Line Items]
Accumulated depreciation, Beginning balance	(22,963)	(21,119)
Accumulated depreciation, Depreciation expense	(2,685)	(1,844)
Accumulated depreciation, Eliminated on disposals
Accumulated depreciation, Ending balance	(25,648)	(22,963)
Vehicles [Member]
Statement Line Items [Line Items]
Accumulated depreciation, Beginning balance	(1,446)	(21,214)
Accumulated depreciation, Depreciation expense	(59)	(3,162)
Accumulated depreciation, Eliminated on disposals		22,930
Accumulated depreciation, Ending balance	(1,505)	(1,446)
Computers and equipment [Member]
Statement Line Items [Line Items]
Accumulated depreciation, Beginning balance	(36,500)	(26,499)
Accumulated depreciation, Depreciation expense	(11,503)	(10,014)
Accumulated depreciation, Eliminated on disposals		13
Accumulated depreciation, Ending balance	(48,003)	(36,500)
Leasehold improvements [Member]
Statement Line Items [Line Items]
Accumulated depreciation, Beginning balance	(19,368)	(15,070)
Accumulated depreciation, Depreciation expense	(4,000)	(4,298)
Accumulated depreciation, Eliminated on disposals
Accumulated depreciation, Ending balance	$ (23,368)	$ (19,368)